SHAREHOLDER LETTER

                                                                January 15, 1999

Dear Shareholder:

It's a pleasure to bring you the semi-annual report for Franklin's Institutional Fiduciary Trust (the Trust) for the period ended December 31, 1998.

The Trust was developed specifically to meet the needs of institutional investors. Part of the $220 billion Franklin Templeton Group, the Trust consists of three separate and distinct series. This report pertains to the following money market funds: Franklin's IFT Money Market Portfolio and the Franklin U.S. Government Securities Money Market Portfolio. Each portfolio in the Trust has a unique composition designed to meet specific investor preferences.

During the six months under review, the U.S. economy began to appear like a tale of two economies - a healthy and expanding domestic sector contrasted with a fragile and ailing export-oriented sector. Despite momentary dips in many

CONTENTS


Shareholder Letter .............   1

Funds at a Glance ..............   5

Fund Reports

 Franklin's IFT
 Money Market Portfolio ........   6

 Franklin U.S. Government
 Securities Money Market
 Portfolio .....................  10

Financial Highlights &
Statement of Investments .......  14

Financial Statements ...........  18

Notes to
Financial Statements ...........  21

                            [PYRAMID - FUND CATEGORY GRAPH]
economic indicators, the gross domestic product grew at a 3.9% annualized rate in the third quarter of 1998, masking much of the underlying divergence. Consumer spending remained robust and the housing market regained its momentum, after ebbing slightly at the end of the summer. Consumer confidence rose in November, after tumbling in October, as retail sales bounced back, signaling that consumers remained guardedly optimistic about the economy, the stock market and their jobs. Housing starts, which fell in September, rose beyond expectations in October, registering the biggest gain in 13 months, and remained solid in November.

Meanwhile, exports were hit hard by the emerging market turmoil that prevailed for much of the reporting period, hampering the U.S. manufacturing sector and producing record trade deficits. The National Association of Purchasing Managers Index in December indicated that manufacturing activity slowed for the seventh straight month. Durable goods orders for cars, appliances and other heavy machinery, fell in October, the first decrease in five months. However, orders rose more strongly than expected in November, surprising many economists.

Because of the problems in the world markets during much of the period, many financial institutions curtailed their lending, creating a "credit crunch." Beginning with the Russian debt crisis and culminating with the emergency bail out of a major hedge fund, capital worldwide became less available, adversely affecting many companies.

Taking note of these factors, the Federal Reserve Board's (Fed's) monetary policy panel, the Federal Open Market Committee, cut the federal funds target rate three times, for a total of 0.75% since late September, to 4.75%, in an effort to stimulate growth. The Fed's moves were aimed at providing liquidity to the financial system and making it easier for major corporations to obtain favorable lending from banks.

The bond and stock markets reacted to the Fed's loosening of monetary policy in two opposite ways. After the 30-year U.S. Treasury bond reached a record-low yield of 4.70% on October 5, 1998, the U.S. bond market quickly lost ground, as investors became less enthusiastic about committing capital to fixed-income markets. On December 31, 1998, the yield on the 30-year Treasury bond stood at 5.09%, 8.3% higher than the yield on October 5, 1998. The 10-year Treasury yield declined from 5.43% on July 1, 1998 to 4.65% at the end of the reporting period. The stock market was a different story. After losing more than 20% of their value in the third-quarter correction, many stocks rebounded strongly. On November 23, 1998, the Dow Jones(R) Industrial Average reached an all-time high of 9,374.27, with many other indices registering record highs as well. The Nasdaq Composite and S&P 500(R) Indices, two widely followed market indicators, continued to surge through December, reaching all-time highs at the end of the month.

Thank you for your continued support of Franklin's Institutional Fiduciary Trust. We look forward to serving your investment needs in the months and years to come.



/s/ Charles B. Johnson
----------------------
Charles B. Johnson
Chairman of the Board
Institutional Fiduciary Trust




/s/ Thomas J. Runkel
--------------------
Thomas J. Runkel, CFA
Portfolio Manager
Institutional Fiduciary Trust

FUNDS AT A GLANCE
December 31, 1998


PORTFOLIOS/
CHARACTERISTICS

                                                         FRANKLIN'S               FRANKLIN
                                                             IFT               U.S. GOVERNMENT
                                                        MONEY MARKET          SECURITIES MONEY
                                                          PORTFOLIO           MARKET PORTFOLIO
                                                           (#0140)                 (#0142)
----------------------------------------------------------------------------------------------
   7-DAY CURRENT YIELD(1)                                   4.86%                   4.53%
----------------------------------------------------------------------------------------------
   AVERAGE WEIGHTED MATURITY                               56 days                 47 days
----------------------------------------------------------------------------------------------
                  Agencies
                  ----------------------------------------------------------------------------
                  BAs
                  ----------------------------------------------------------------------------
Principal         CDs                                       40.1%
Holdings(2)       ----------------------------------------------------------------------------
                  Commercial Paper                          44.1%
                  ----------------------------------------------------------------------------
                  Repos                                     7.0%                    81.0%
                  ----------------------------------------------------------------------------
                  Bank Notes                                8.8%
                  ----------------------------------------------------------------------------
                  Treasuries                                                        19.0%

(1). Yield reflects the interest income per share earned by the funds' investments for the 7-day period ended December 31, 1998, calculated as an annual percentage rate.

(2). The mix of each fund's or underlying portfolio's holdings of approved investments or maturities will fluctuate. U.S. government securities owned or held under repurchase agreements by the funds or their underlying portfolios, but not shares of the funds, are guaranteed by the U.S. government, its agencies or instrumentalities, as to the timely payment of principal and interest.

Shares of the funds are not deposits or obligations of any bank or financial institution. They are not insured or guaranteed by any such institution, the FDIC, the U.S. government or any government agency, and involve investment risks, including possible loss of the principal amount invested.

FRANKLIN'S IFT
MONEY MARKET PORTFOLIO

The investment objective for Franklin's IFT Money Market Portfolio (the Fund) is high current income, consistent with capital preservation and liquidity. It pursues this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-    U.S. government and federal agency obligations(1)

-    Certificates of deposit

-    Banker's acceptances

-    High grade commercial paper

-    High grade short-term corporate obligations

-    Repurchase agreements collateralized by U.S. government securities1

The Portfolio's composition as of December 31, 1998 is shown on the left.

THE MONEY MARKET PORTFOLIO
PORTFOLIO COMPOSITION
12/31/98

          Commercial Paper
          44.1%

          Certificates
          of Deposit 40.1%

          Bank Notes 8.8%

          Repurchase
          Agreements 7.0%

(1). U.S. government securities owned or held under repurchase agreement by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

The money market securities in which the Portfolio invests are among the highest quality available. As such, the Portfolio does not invest in exotic derivatives or other potentially volatile securities that we think involve undue risk. Instead, we seek to provide shareholders with a high-quality, conservative investment. Also, the Portfolio maintains an average weighted maturity of 90 days or less, which is relatively short and allows the Portfolio to adjust quickly to changing interest rates.

Through investing in a portfolio of high-quality, short-term securities, the Fund seeks to provide a high level of credit safety combined with a stable net asset value.(2) As a result, investors often use Franklin's IFT Money Market Portfolio for assets held in fiduciary, advisory, and custodial capacities. The Fund's competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations, and trust companies.(3)

(2). An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

(3). Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.

PERFORMANCE SUMMARY

During the reporting period, the threat of rising inflation due to international concern, prompted the Federal Reserve Board to lower the federal funds target rate to 4.75%. As a result, the 7-day current yield is lower, 4.86% compared to 5.41% as of June 30, 1998.(4) The average weighted maturity of 56 days was maintained throughout the period even with the adverse conditions.

Total returns for the one-, three-, five-, and ten-year periods ended December 31, 1998, are shown on the right. As you can see, the Fund consistently outperformed its benchmark, the Lipper Institutional Money Market Funds Index, for all these periods.(5)


8              Past performance is not predictive of future results.

FRANKLIN INSTITUTIONAL MONEY MARKET PORTFOLIO
TOTAL RETURN INDEX COMPARISON (4,5)
PERIODS ENDED DECEMBER 31, 1998


                         [BAR CHART PERFORMANCE FIGURES]

                   Franklin            Lipper
1-Quarter           1.27%               1.25%
1-Year              5.45%               5.30%
3-Year             17.25%              16.69%
5-Year             29.48%              28.52%
10-Year            73.47%              72.00%







PERFORMANCE FIGURES
Period Ended December 31, 1998

-------------------------------------------------------
7-Day Current Yield:(4)                          4.86%
7-Day Effective Yield:(4)                        4.98%
Average Weighted Maturity:                    56 days


(4). Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.82% and 4.94%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

(5). Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1998, there were 200 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index.

Past performance is not predictive of future results.

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO


                        [PIE CHART PORTFOLIO COMPOSITION]

U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
PORTFOLIO COMPOSITION
12/31/98

Repurchase Agreements         81.0%
Treasuries                    19.0%



The Franklin U.S. Government Securities Money Market Portfolio's (the Fund) investment objective is to earn high current income consistent with capital preservation and liquidity. It pursues this objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(1) The Portfolio's composition as of December 31, 1998 is shown to the left.

The Portfolio was created to comply with the investment criteria of many state, county, and city governments. It may be an appropriate investment choice for government investors, corporations, banks, and savings and loan associations because of its history of principal stability and high degree of credit safety.(2)

(1). U.S. government securities owned or held under repurchase agreement by the underlying Portfolio, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

(2). Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 17 of this report.

Its emphasis on high credit quality has helped the Portfolio earn the highest possible ratings, "AAAm," by Standard and Poor's.(3)

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern/1:30 p.m. Pacific time. This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow that money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to any other money market funds in the Trust.(4)



                               [TIME ZONE GRAPHIC]


(3). The AAAm rating reflects Standard & Poor's(R) assessment of the overall credit quality of the underlying Portfolio, based primarily on the Portfolio's stated investment objectives and policies. It considers, for example, the credit quality of Portfolio's investments and management, but does not reflect the yield or the market price of the Fund's shares nor approval by Standard & Poor's(R). Ratings are subject to change.

(4). The exchange program may be modified or discontinued by the Fund. Shareholders using timing services will be charged a $5 fee for each exchange. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.

PERFORMANCE SUMMARY

During the reporting period, the threat of rising inflation, due to global market turmoil, forced the Federal Reserve Board to cut the federal funds target rate by 75 basis points to 4.75%. These conditions and the additional global turmoil lowered the current yield to 4.53%, compared to 5.39% as of June 30, 1998.(5) The average weighted maturity of 24 days on June 30, 1998, was expanded to 47 days as December 31, 1998.

The graph to the right illustrates how the total returns for the Franklin U.S. Government Securities Money Market Portfolio performed against its benchmark, the Lipper Institutional U.S. Government Money Market Funds Index for the one-, three-, five and ten-year periods ended December 31, 1998.(6)




12                       Past performance is not predictive of future results.

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
TOTAL RETURN INDEX COMPARISON (5,6)
PERIOD ENDED DECEMBER 31, 1998

                         [BAR CHART PERFORMANCE FIGURES]

                   Franklin            Lipper
1-Quarter           1.18%               1.20%
1-Year              5.30%               5.19%
3-Year             16.81%              16.49%
5-Year             28.69%              28.02%
10-Year            71.48%              70.20%




PERFORMANCE FIGURES
Period Ended December 31, 1998

-----------------------------------------
7-Day Current Yield:(5)               4.53%
7-Day Effective Yield:(5)             4.63%
Average Weighted Maturity:         47 days


(5). Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.50% and 4.60%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

(6). Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1998, there were 95 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index.

An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

Past performance is not predictive of future results.                         13

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO

                                                                                              YEAR ENDED JUNE 30,
                                                         SIX MONTHS ENDED   ------------------------------------------------------
                                                         DECEMBER 31, 1998  1998      1997          1996          1995       1994
                                                           (UNAUDITED)      ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $1.00         $1.00      $1.00        $1.00         $1.00      $1.00
                                                             -----         -----      -----        -----         -----      -----
Income from investment operations -
 net investment income ..............................         .026          .054       .053         .055          .053       .033
Less distributions from net investment income .......        (.026)        (.054)     (.053)       (.055)        (.053)     (.033)
                                                             -----         -----      -----        -----         -----      -----
Net asset value, end of period ......................        $1.00         $1.00      $1.00        $1.00         $1.00      $1.00
                                                             -----         -----      -----        -----         -----      -----

Total return* .......................................         2.65%         5.58%      5.42%        5.61%         5.46%      3.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $206,730      $175,881   $185,088     $341,295      $272,147   $218,254
Ratios to average net assets:
 Expenses(1) ........................................          .25%**        .20%       .20%         .19%          .15%       .15%
 Expenses excluding waiver and payments by affiliate(1)        .30%**        .24%       .24%         .24%          .24%       .25%
 Net investment income ..............................         5.22%**       5.44%      5.27%        5.45%         5.40%      3.24%

*Total return is not annualized.
**Annualized
(1) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

14                                           See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1997 (UNAUDITED)


MONEY MARKET PORTFOLIO                                                            SHARES        VALUE
----------------------------------------------------------------------------------------------------------
MUTUAL FUNDS
The Money Market Portfolio (Note 1) (COST $206,805,583) ...................    206,805,583    $206,805,583
OTHER ASSETS, LESS LIABILITIES ............................................                        (75,624)
                                                                                              ------------
NET ASSETS 100.0% .........................................................                   $206,729,959


See notes to financial statements.                                          15

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 1998        ---------------------------------------------
                                                        (UNAUDITED)           1998       1997      1996      1995      1994
                                                      ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $1.00            $1.00      $1.00     $1.00     $1.00      $1.00
                                                         --------         --------   --------  --------   -------   --------
Income from investment operations -
 net investment income                                       .025             .054       .052      .054      .052       .032
Less distributions from net investment income               (.025)           (.054)     (.052)    (.054)    (.052)     (.032)
                                                         --------         --------   --------  --------   -------   --------
Net asset value, end of period                              $1.00            $1.00      $1.00     $1.00     $1.00      $1.00
                                                         --------         --------   --------  --------   -------   --------

Total return*                                                2.55%            5.51%      5.29%     5.50%     5.32%      3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $139,328         $131,151   $136,705   $152,173   $334,830  $218,547

Ratios to average net assets:
 Expenses(1)                                                  .25%**           .20%       .20%       .19%      .15%      .15%
 Expenses excluding waiver and payments by affiliate(1)       .31%**           .26%       .26%       .26%      .23%      .25%
 Net investment income                                       4.98%**          5.34%      5.14%      5.44%     5.26%     3.20%


*Total return is not annualized.
**Annualized
(1)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

16                                            See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                     SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The U.S. Government Securities Money Market Portfolio (Note 1) (COST $139,387,867)        139,387,867         $139,387,867
OTHER ASSETS, LESS LIABILITIES                                                                                     (60,025)
                                                                                                              -------------
NET ASSETS 100.0%                                                                                              $139,327,842





See notes to financial statements.                                           17

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)


                                                                                                   FRANKLIN
                                                                                                U.S. GOVERNMENT
                                                                                                  SECURITIES
                                                                                 MONEY MARKET    MONEY MARKET
                                                                                  PORTFOLIO       PORTFOLIO
                                                                                -----------------------------
Assets:
 Investments in securities, at value and cost                                   $206,805,583     $139,387,867
 Receivables:
 Investment securities sold                                                          229,548          142,262
 Capital shares sold                                                               1,360,142              --
                                                                                ------------     ------------
    Total assets                                                                 208,395,273      139,530,129
                                                                                ------------     ------------
Liabilities:
 Payables:
  Investment securities purchased                                                  1,360,142              --
  Affiliates                                                                          54,187           46,504
 Distributions to shareholders                                                       227,218          142,262
 Other liabilities                                                                    23,767           13,521
                                                                                ------------     ------------
    Total liabilities                                                              1,665,314          202,287
                                                                                ------------     ------------
Net assets, at value                                                            $206,729,959     $139,327,842
                                                                                ------------     ------------
Shares outstanding                                                               206,729,959      139,327,842
                                                                                ------------     ------------
Net asset value per share                                                              $1.00            $1.00
                                                                                ------------     ------------



18                                            See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)



                                                                                                   FRANKLIN
                                                                                                U.S. GOVERNMENT
                                                                                                  SECURITIES
                                                                                 MONEY MARKET    MONEY MARKET
                                                                                   PORTFOLIO       PORTFOLIO
                                                                                   ---------       ---------
Investment income:
 Dividends ....................................................................  $5,885,647       $3,716,333
                                                                                 ----------       ----------
Expenses:
 Administrative fees (Note 3) .................................................     109,679           75,596
 Transfer agent fees (Note 3) .................................................       7,485           11,140
 Custodian fees ...............................................................         765            2,183
 Reports to shareholders ......................................................       3,570            4,146
 Registration and filing fees .................................................      24,503            9,283
 Professional fees ............................................................       3,411            3,762
 Trustees' fees and expenses ..................................................       4,803            4,094
 Other ........................................................................       2,120            2,214
                                                                                 ----------       ----------
     Total expenses ............................................................    156,336          112,418
     Expenses waived/paid by affiliate (Note 3) ................................    (46,195)         (36,834)
                                                                                 ----------       ----------
      Net expenses .............................................................    110,141           75,584
                                                                                 ----------       ----------
       Net investment income ...................................................  5,775,506        3,640,749
                                                                                 ----------       ----------
Net increase in net assets resulting from operations ..........................  $5,775,506       $3,640,749
                                                                                 ==========       ==========


                       See notes to financial statements.                     19

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1998


                                                                                                FRANKLIN U.S. GOVERNMENT SECURITIES
                                                                MONEY MARKET PORTFOLIO                   MONEY MARKET PORTFOLIO
                                                         -----------------------------------    ------------------------------------
                                                             SIX MONTHS             YEAR           SIX MONTHS               YEAR
                                                                ENDED               ENDED             ENDED                ENDED
                                                         DECEMBER 31, 1998     JUNE 30, 1998    DECEMBER 31, 1998      JUNE 30, 1998
                                                         -----------------------------------    ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................      $   5,775,506       $  11,423,232       $   3,640,749       $   7,111,746
 Distributions to shareholders from net
  investment income ................................         (5,775,506)        (11,423,232)         (3,640,749)         (7,111,746)
 Capital share transactions (Note 2) ...............         30,848,590          (9,206,790)          8,176,919          (5,553,740)
                                                          -------------       -------------       -------------       -------------
      Net increase (decrease) in net assets ........         30,848,590          (9,206,790)          8,176,919          (5,553,740)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..............................        175,881,369         185,088,159         131,150,923         136,704,663
                                                          -------------       -------------       -------------       -------------
  End of period ....................................      $ 206,729,959       $ 175,881,369       $ 139,327,842       $ 131,150,923
                                                          =============       =============       =============       =============



20                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series (the Funds). All Funds included in this report are diversified. The Funds included in this report seek to provide a high level of current income consistent with preservation of capital.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds. The financial statements of the Portfolios, including the Statements of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

On November 19, 1998, the Franklin U.S. Treasury Money Market Portfolio and the Franklin U.S. Government Agency Money Market Fund (funds of the Trust) ceased operations pursuant to a resolution approved by the Board of Trustees.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio, respectively. At December 31, 1998, the Money Market Fund owns 7.82% of the Money Market Portfolio and the U.S. Government Fund owns 47.60% of the U.S. Government Securities Money Market Portfolio. The Portfolios' shares held by the Funds are valued at the net asset value of the Portfolios.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                                  FRANKLIN
                                                                              U.S. GOVERNMENT
                                                                                 SECURITIES
                                                          MONEY MARKET          MONEY MARKET
                                                            PORTFOLIO             PORTFOLIO
                                                     -----------------------------------------
Six months ended December 31, 1998
 Shares sold ....................................       $   929,022,690       $   418,502,728
 Shares issued in reinvestment of distributions..             4,272,521             2,603,753
 Shares redeemed ................................          (902,446,621)         (412,929,562)
                                                        ---------------       ---------------
 Net increase ...................................       $    30,848,590       $     8,176,919
                                                        ===============       ===============
Year ended June 30, 1998
 Shares sold ....................................       $ 1,903,990,386       $ 1,083,873,539
 Shares issued in reinvestment of distributions..             7,424,227             3,876,501
 Shares redeemed ................................        (1,920,621,403)       (1,093,303,780)
                                                        ---------------       ---------------
 Net decrease ...................................       $    (9,206,790)      $    (5,553,740)
                                                        ===============       ===============


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

The Funds pay an administrative fee to Advisers of .20% per year of the Funds' average daily net assets.

Advisers agreed in advance to waive administrative fees, as noted in the Statements of Operations.

The Funds paid transfer agent fees of $18,625, of which $2,602 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO


                                                    SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
                                                    DECEMBER 31, 1998  ------------------------------------------------------------
                                                        (UNAUDITED)         1998         1997        1996         1995        1994
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............  $      1.00        $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                                    -----------        ----------   ----------   ----------   ----------   --------
Income from investment operations -
 net investment income ...........................         .027              .055         .053         .055         .053       .033
Less distributions from net investment income ....        (.027)            (.055)       (.053)       (.055)       (.053)     (.033)
                                                    -----------        ----------   ----------   ----------   ----------   --------
Net asset value, end of period ...................  $      1.00        $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                                    -----------        ----------   ----------   ----------   ----------   --------

Total return* ....................................         2.71%             5.64%        5.47%        5.66%        5.46%      3.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................  $ 2,644,509        $2,043,629   $1,773,546   $1,550,085   $1,305,574   $219,189
Ratios to average net assets:
 Expenses ........................................          .15%**            .15%         .15%         .15%         .15%       .15%
 Expenses excluding waiver and payments
  by affiliate ...................................          .16%**            .16%         .16%         .16%         .16%       .17%
 Net investment income ...........................         5.33%**           5.50%        5.34%        5.50%        5.42%      3.25%


*Total return is not annualized.
**Annualized


                       See notes to financial statements.                     23

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)


                                                                                           PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                  AMOUNT            VALUE
 ----------------------------------------------------------------------------------------------------------------------
 BANK NOTES 8.7%
 Nations Bank NA, 4.98% - 5.12%, 4/07/99 - 6/10/99 ..................................     $100,000,000    $ 100,002,936
 NBD Bank, 5.10% - 5.15%, 2/10/99 - 3/15/99 .........................................       50,000,000       50,000,776
 Wachovia Bank NA, 5.18% - 5.60%, 1/07/99 - 3/05/99 .................................       80,000,000       80,000,060
                                                                                                          -------------
 TOTAL BANK NOTES (COST $230,003,772) ...............................................                       230,003,772
                                                                                                          -------------
 CERTIFICATES OF DEPOSIT 39.8%
 ABN-AMRO Bank NV, Chicago Branch, 4.93% - 5.72%, 2/24/99 - 6/07/99 .................       90,300,000       90,308,459
 Australia & New Zealand Banking Group, New York Branch, 5.625%, 1/11/99 ............       25,000,000       25,000,000
 Bank of Nova Scotia, Portland Branch, 5.08% - 5.51%, 1/05/99 - 3/22/99 .............      100,000,000      100,000,000
 Barclays Bank PLC, New York Branch, 5.53%, 2/23/99 .................................        9,500,000        9,502,454
 Bayerische Landesbank, New York Branch, 4.98% - 5.55%, 1/29/99 - 6/25/99 ...........       70,000,000       70,006,358
 Bayerische Vereinsbank, New York Branch, 4.95% - 5.33%, 1/04/99 - 6/29/99 ..........       80,000,000       80,000,000
 Commerzbank AG, New York Branch, 5.43%, 1/19/99 - 1/26/99 ..........................       50,000,000       50,000,293
 Credit Agricole, New York Branch, 5.08% - 5.74%, 3/10/99 - 4/26/99 .................       47,300,000       47,332,968
 Den Danske Bank, New York Branch, 5.10% - 5.41%, 1/19/99 - 3/11/99 .................       50,000,000       50,001,069
 Deutsche Bank AG, New York Branch, 5.62% - 5.685%, 2/26/99 - 6/03/99 ...............       40,000,000       40,013,839
 Dresdner Bank AG, New York Branch, 4.96% - 5.34%, 2/16/99 - 2/19/99 ................       75,000,000       75,007,008
 Landesbank Hessen Thuringen, New York Branch, 5.27%, 1/12/99 .......................       25,000,000       25,000,038
 National Westminster Bank PLC, New York Branch, 5.22% - 5.745%, 1/13/99 - 4/06/99 ..       65,000,000       64,986,898
 Rabobank Nederland NV, New York Branch, 4.95% - 5.64%, 1/04/99 - 7/30/99 ...........      100,500,000      100,502,880
 Royal Bank of Canada, New York Branch, 5.68%, 3/29/99 ..............................       50,000,000       50,012,578
 Societe Generale, New York Branch, 5.58%, 1/22/99 ..................................       25,000,000       24,998,921
 Swiss Bank Corp., New York Branch, 5.81%, 4/29/99 ..................................       25,000,000       24,996,906
 Toronto Dominion Bank, New York Branch, 5.62%, 1/25/99 .............................       25,000,000       25,000,000
 UBS AG, New York Branch, 5.12%, 5/05/99 ............................................       25,000,000       25,000,000
 Westdeutsche Landesbank, New York Branch, 5.18% - 5.64%, 2/04/99 - 2/05/99 .........       60,000,000       60,013,745
 Westpac Banking Corp., New York Branch, 5.55%, 1/20/99 .............................       15,000,000       14,998,761
                                                                                                          -------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $1,052,683,175) ................................                     1,052,683,175
                                                                                                          -------------

(a) COMMERCIAL PAPER 43.7%
 Abbey National North America, 5.05% - 5.12%, 2/03/99 - 2/09/99 .....................       55,000,000       54,718,542
 American Express Credit Corp., 5.00% - 5.05%, 1/07/99 - 3/03/99 ....................       75,000,000       74,744,410
 Associates Corp. of North America, 5.05% - 5.35%, 1/06/99 - 2/11/99 ................      105,000,000      104,648,188
 Barclays U.S. Funding Corp., 5.10%, 1/27/99 ........................................       25,000,000       24,907,917
 Canadian Imperial Holdings, Inc., 4.94% - 5.04%, 1/28/99 - 4/12/99 .................       50,000,000       49,559,014
 Chevron U.K. Investment PLC, 5.34%, 1/19/99 ........................................       10,000,000        9,973,300
 CIESCO LP, 5.35%, 1/21/99 - 1/22/99 ................................................       50,000,000       49,847,674
 Commonwealth Bank of Australia, 4.99% - 5.07%, 3/04/99 - 4/01/99 ...................       65,000,000       64,313,778
 Cregem North America Inc., 5.06%, 3/24/99 - 3/25/99 ................................       50,000,000       49,420,208
 General Electric Capital Corp., 4.92% - 5.44%, 1/14/99 - 5/04/99 ...................      105,000,000      104,307,958
 International Lease Finance Corp., 5.12%, 2/01/99 ..................................        5,000,000        4,977,956
 International Nederlanden (U.S.) Funding Corp., 5.06% - 5.10%, 2/12/99 - 3/30/99 ...       95,000,000       94,221,701
 J.P. Morgan & Co. Inc., 4.90% - 5.01%, 3/17/99 - 6/28/99 ...........................       75,000,000       73,783,451
 Lloyds Bank PLC, 5.18%, 1/21/99 ....................................................       25,000,000       24,928,056
 Morgan Stanley Dean Witter & Co., 5.34%, 1/13/99 ...................................       25,000,000       24,955,500
 National Rural Utilities Cooperative Finance Corp., 5.03% - 5.09%, 1/27/99 - 3/19/99       64,000,000       63,496,486
 Procter & Gamble Co., 5.28%, 1/11/99 ...............................................       15,068,000       15,045,900
 Province of British Columbia, 4.90% - 5.29%, 3/08/99 - 6/16/99 .....................       35,000,000       34,467,117

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED) (CONT.)

                                                                               PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                      AMOUNT              VALUE
 -----------------------------------------------------------------------------------------------------------
(a) COMMERCIAL PAPER (CONT.)
Royal Bank of Canada, 5.46%, 1/15/99 ...................................      $ 25,000,000    $   24,946,917
Svenska Handelsbanken Inc., 5.05%, 1/20/99 .............................        25,000,000        24,933,368
Toronto Dominion Holdings USA Inc., 4.83%, 6/14/99 .....................        25,000,000        24,449,917
Toyota Motor Credit Corp., 5.08%, 2/02/99 ..............................        25,000,000        24,887,111
UBS Finance (DE) Inc., 4.88% - 5.47%, 1/14/99 - 5/24/99 ................        60,000,000        59,647,628
Westpac Capital Corp., 4.80% - 4.96%, 2/08/99 - 5/10/99 ................        75,000,000        74,144,776
                                                                                              --------------
TOTAL COMMERCIAL PAPER (COST $1,155,326,873) ...........................                       1,155,326,873
                                                                                              --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,438,013,820) ...                       2,438,013,820
                                                                                              --------------
REPURCHASE AGREEMENTS 7.0%
J.P. Morgan Securities Inc., 4.75%, 1/04/99 (Maturity Value $94,329,759)
 Collateralized by U.S. Treasury Notes .................................        94,280,000        94,280,000
Morgan Stanley & Co. Inc., 4.65%, 1/04/99 (Maturity Value $90,086,521)
 Collateralized by U.S. Treasury Notes .................................        90,040,000        90,040,000
                                                                                              --------------
TOTAL REPURCHASE AGREEMENTS (COST $184,320,000) ........................                         184,320,000
                                                                                              --------------
TOTAL INVESTMENTS (COST $2,622,333,820) 99.2% ..........................                       2,622,333,820
OTHER ASSETS, LESS LIABILITIES .8% .....................................                          22,175,079
                                                                                              --------------
NET ASSETS 100.0% ......................................................                      $2,644,508,899
                                                                                              ==============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.


                       See notes to financial statements.                     25

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                     SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 1998 ------------------------------------------------------
                                                       (UNAUDITED)         1998        1997       1996       1995       1994
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............    $    1.00        $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                      ---------        --------    --------   --------   --------   --------
Income from investment operations -
 net investment income ...........................         .026            .054        .052       .054       .052       .032
Less distributions from net investment income ....        (.026)          (.054)      (.052)     (.054)     (.052)     (.032)
                                                      ---------        --------    --------   --------   --------   --------
Net asset value, end of period ...................    $    1.00        $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                      ---------        --------    --------   --------   --------   --------

Total return* ....................................         2.59%           5.53%       5.34%      5.55%      5.32%      3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $ 292,833        $263,226    $285,629   $285,701   $474,654   $218,548
Ratios to average net assets:
 Expenses ........................................          .15%**          .15%        .15%       .15%       .15%       .15%
 Expenses excluding waiver and payments
 by affiliate ....................................          .16%**          .16%        .16%       .17%       .16%       .17%
 Net investment income ...........................         5.10%**         5.40%       5.20%      5.45%      5.25%      3.20%


*Total return is not annualized.
**Annualized


26                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)


                                                                                                PRINCIPAL
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                             AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES 19.0%
U.S. Treasury Notes, 7.00%, 4/15/99 ......................................................    $  5,000,000    $  5,019,736
U.S. Treasury Notes, 6.00%, 8/15/99 ......................................................      10,000,000      10,045,392
U.S. Treasury Notes, 5.875%, 8/31/99 .....................................................      15,000,000      15,107,475
U.S. Treasury Notes, 6.875%, 8/31/99 .....................................................      20,000,000      20,227,562
U.S. Treasury Notes, 7.125%, 9/30/99 .....................................................       5,000,000       5,081,996
                                                                                                              ------------
TOTAL GOVERNMENT SECURITIES (COST $55,482,161) ...........................................                      55,482,161
                                                                                                              ------------

REPURCHASE AGREEMENTS 80.7%
Barclays Capital Inc., 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Bear, Stearns & Co. Inc., 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Chase Securities Inc., 4.50%, 1/04/99 (Maturity Value $15,007,500)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
CIBC Oppenheimer Corp., 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Donaldson, Lufkin & Jenrette Securities Corp., 5.00%, 1/04/99 (Maturity Value $15,008,333)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Dresdner Kleinwort Benson, North America LLC, 4.25%, 1/04/99 (Maturity Value $15,007,083)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
J.P. Morgan Securities Inc., 4.65%, 1/04/99 (Maturity Value $13,186,810)
 Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ..............................      13,180,000      13,180,000
J.P. Morgan Securities Inc., 4.75%, 1/04/99 (Maturity Value $30,015,833)
 Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ..............................      30,000,000      30,000,000
Merrill Lynch Government Securities Inc., 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Morgan Stanley & Co. Inc., 4.65%, 1/04/99 (Maturity Value $43,202,310)
 Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ..............................      43,180,000      43,180,000
NationsBanc Montgomery Securities LLC, 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Paribas Corp., 4.85%, 1/04/99 (Maturity Value $15,008,083)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Warburg Dillon Read LLC, 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
                                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS (COST $236,360,000) ..........................................                     236,360,000
                                                                                                              ------------
TOTAL INVESTMENTS (COST $291,842,161) 99.7% ..............................................                     291,842,161
OTHER ASSETS, LESS LIABILITIES .3% .......................................................                         990,881
                                                                                                              ------------
NET ASSETS 100.0% ........................................................................                    $292,833,042
                                                                                                              ============


                       See notes to financial statements.                     27

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)


                                                                        THE U.S.
                                                                      GOVERNMENT
                                                                      SECURITIES
                                                    THE MONEY        MONEY MARKET
                                                MARKET PORTFOLIO      PORTFOLIO
                                                ---------------------------------
Assets:
 Investments in securities, at value and cost    $2,438,013,820    $   55,482,161
 Repurchase agreements, at value and cost ...       184,320,000       236,360,000
 Cash .......................................             5,393             5,533
 Receivables:
 Capital shares sold ........................         1,360,142              --
 Interest ...................................        21,437,673         1,190,077
                                                 --------------    --------------
   Total assets .............................     2,645,137,028       293,037,771
                                                 --------------    --------------
Liabilities:
 Payables:
  Capital shares redeemed ...................           229,548           142,262
  Affiliates ................................           317,855            39,317
 Other liabilities ..........................            80,726            23,150
                                                 --------------    --------------
   Total liabilities ........................           628,129           204,729
                                                 --------------    --------------
Net assets, at value ........................    $2,644,508,899    $  292,833,042
                                                 --------------    --------------
Shares outstanding ..........................     2,644,508,899       292,833,042
                                                 --------------    --------------
Net asset value per share ...................    $         1.00    $         1.00
                                                 ==============    ==============


28                      See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

                                                                            THE U.S.
                                                                           GOVERNMENT
                                                                           SECURITIES
                                                          THE MONEY       MONEY MARKET
                                                      MARKET PORTFOLIO     PORTFOLIO
                                                      --------------------------------
Investment income:
 Interest ..........................................    $ 68,305,549     $  7,829,666
                                                        ------------     ------------
Expenses:
 Management fees (Note 3) ..........................       1,881,196          225,450
 Custodian fees ....................................           9,186            1,415
 Reports to shareholders ...........................           2,865              477
 Professional fees .................................          27,417            4,635
 Trustees' fees and expenses .......................           3,522              556
 Other .............................................          48,613            6,994
                                                        ------------     ------------
   Total expenses ..................................       1,972,799          239,527
   Expenses waived/paid by affiliate (Note 3) ......         (89,633)         (14,063)
                                                        ------------     ------------
      Net expenses .................................       1,883,166          225,464
                                                        ------------     ------------
         Net investment income .....................      66,422,383        7,604,202
                                                        ------------     ------------
Net realized gain from investments .................           9,343             --
                                                        ------------     ------------
Net increase in net assets resulting from operations    $ 66,431,726     $  7,604,202
                                                        ============     ============


                       See notes to financial statements.                     29

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1998

                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                           THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED         YEAR ENDED      SIX MONTHS ENDED       YEAR ENDED
                                                      DECEMBER 31, 1998      JUNE 30, 1998     DECEMBER 31, 1998     JUNE 30, 1998
                                                      ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................  $    66,422,383      $   108,653,664     $     7,604,202     $    14,190,444
  Net realized gain from investments ...............            9,343                 --                  --                  --
                                                      ---------------      ---------------     ---------------     ---------------
   Net increase in net assets resulting
    from operations ................................       66,431,726          108,653,664           7,604,202          14,190,444
 Distributions to shareholders from
 net investment income .............................      (66,431,726)+       (108,653,664)         (7,604,202)        (14,190,444)
 Capital share transactions (Note 2) ...............      600,879,596          270,083,314          29,606,664           4,597,201
                                                      ---------------      ---------------     ---------------     ---------------
    Net increase in net assets .....................      600,879,596          270,083,314          29,606,664           4,597,201
Net assets (there is no undistributed net investment
 income at beginning or end of period):
Beginning of period ................................    2,043,629,303        1,773,545,989         263,226,378         258,629,177
                                                      ---------------      ---------------     ---------------     ---------------
End of period ......................................  $ 2,644,508,899      $ 2,043,629,303     $   292,833,042     $   263,226,378
                                                      ===============      ===============     ===============     ===============


+Distributions were increased by a net realized gain from investments of $9,343.


30                      See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                               THE U.S.
                                                              GOVERNMENT
                                                              SECURITIES
                                          THE MONEY          MONEY MARKET
                                       MARKET PORTFOLIO        PORTFOLIO
                                       ----------------------------------
Six months ended December 31, 1998
 Shares sold .....................    $ 4,379,369,896     $   460,850,849
 Shares issued in reinvestment
 of distributions ................         66,431,528           7,604,453
 Shares redeemed .................     (3,844,921,828)       (438,848,638)
                                      ---------------     ---------------
 Net increase ....................    $   600,879,596     $    29,606,664
                                      ===============     ===============
Year ended June 30, 1998
 Shares sold .....................    $ 5,690,107,931     $   963,956,819
 Shares issued in reinvestment
 of distributions ................        108,652,953          14,190,262
 Shares redeemed .................     (5,528,677,570)       (973,549,880)
                                      ---------------     ---------------
 Net increase ....................    $   270,083,314     $     4,597,201
                                      ===============     ===============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                        PERCENTAGE OF
                                                         OUTSTANDING
                                             SHARES        SHARES
                                         ----------------------------
Franklin Money Fund .................    2,204,122,234     83.35%
Institutional Fiduciary Trust -
 Money Market Portfolio .............      206,805,583      7.82%
Institutional Fiduciary Trust -
 Franklin Cash Reserves Fund ........      128,722,090      4.87%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund II ...      104,858,992      3.96%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                        PERCENTAGE OF
                                                         OUTSTANDING
                                             SHARES        SHARES
                                          ---------------------------
Institutional Fiduciary Trust -
 Franklin U.S. Government
  Securities Money Market Portfolio ..    139,387,867      47.60%

 Franklin Federal Money Fund .........    153,445,175      52.40%


4. INCOME TAXES

At June 30, 1998, the Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2002 ...................................     $3,560
         2006 ...................................      1,161
                                                      ------
                                                      $4,721
                                                      ======

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your fund's objective: The Franklin Cash Reserves Fund (the Fund) seeks high current income, consistent with capital preservation and liquidity. The Fund seeks to achieve this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), whose investment objective is the same as the Fund's. The Fund's underlying portfolio is managed to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.
--------------------------------------------------------------------------------

                                                                January 15, 1999

Dear Shareholder:

It's a pleasure to bring you the semi-annual report for the Franklin Cash Reserves Fund (the Fund) for the period ended December 31, 1998.

The Fund is a series of Franklin's Institutional Fiduciary Trust, which is offered exclusively to qualified retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities.




CONTENTS



Shareholder Letter ....................................................     1

Franklin Cash Reserves Fund ...........................................     5

Financial Highlights & Statement of Investments .......................     8

Financial Statements ..................................................    10

Notes to Financial Statements .........................................    13


                       [PYRAMID GRAPHIC - FUND CATEGORY]

During the six months under review, the U.S. economy began to appear like a tale of two economies - a healthy and expanding domestic sector contrasted with a fragile and ailing export-oriented sector. Despite momentary dips in many economic indicators, the gross domestic product grew at a 3.9% annualized rate in the third quarter of 1998, masking much of the underlying divergence. Consumer spending remained robust and the housing market regained its momentum, after ebbing slightly at the end of the summer. Consumer confidence rose in November, after tumbling in October, as retail sales bounced back, signaling that consumers remained guardedly optimistic about the economy, the stock market and their jobs. Housing starts, which fell in September, rose beyond expectations in October, registering the biggest gain in 13 months, and remained solid in November.

Meanwhile, exports were hit hard by the emerging market turmoil that prevailed for much of the reporting period, hampering the U.S. manufacturing sector and producing record trade deficits. The National Association of Purchasing Managers Index in December indicated that manufacturing activity slowed for the seventh straight month. Durable goods orders for cars, appliances and other heavy machinery, fell in October, the first decrease in five months. However, orders rose more strongly than expected in November, surprising many economists.

Because of the problems in the world markets during much of the period, many financial institutions curtailed their lending, creating a "credit crunch." Beginning with the Russian debt crisis and culminating with the emergency bail out of a major hedge fund, capital worldwide became less available, adversely affecting many companies.

Taking note of these factors, the Federal Reserve Board's (Fed's) monetary policy panel, the Federal Open Market Committee, cut the federal funds target rate three times, for a total of 0.75% since late September, to 4.75%, in an effort to stimulate growth. The Fed's moves were aimed at providing liquidity to the financial system and making it easier for major corporations to obtain favorable lending from banks.

The bond and stock markets reacted to the Fed's loosening of monetary policy in two opposite ways. After the 30-year U.S. Treasury bond reached a record-low yield of 4.70% on October 5,

1998, the U.S. bond market quickly lost ground, as investors became less enthusiastic about committing capital to fixed-income markets. On December 31, 1998, the yield on the 30-year Treasury bond stood at 5.09%, 8.3% higher than the yield on October 5, 1998. The 10-year Treasury yield from 5.43% on July 1, 1998 to 4.65% at the end of the reporting period. The stock market was a different story. After losing more than 20% of their value in the third-quarter correction, many stocks rebounded strongly. On November 23, 1998, the Dow Jones(R) Industrial Average reached an all-time high of 9,374.27, with many other indices registering record highs as well. The Nasdaq Composite and S&P 500(R) Indices, two widely followed market indicators, continued to surge through December, reaching all-time highs at the end of the month.

Thank you for your investment in the Franklin Cash Reserves Fund. We look forward to serving your investment needs in the months and years ahead.


Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Cash Reserves Fund



/s/ Tom Runkel

Tom Runkel
Portfolio Manager
Franklin Cash Reserves Fund

FRANKLIN CASH RESERVES FUND



The Franklin Cash Reserve Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. It seeks to achieve this by investing all of its assets in The Money Market Portfolio, whose investment objective is the same as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

- U.S. government and federal agency obligations(1)
- Certificates of deposit
- Banker's acceptances
- High grade commercial paper
- High grade short-term corporate obligations
- Repurchase agreements collateralized by U.S. government securities(1)

The chart to the right illustrates the Portfolio's composition on December 31, 1998.

The Portfolio's holdings are limited to money market instruments within the two highest rating categories assigned by Standard & Poor's, or in non-rated securities determined by the managers to be of comparable quality. Also, the Portfolio invests 100% of its assets in securities with remaining maturities of



(1.) U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 9 of this report.



                    [PIE CHART - THE MONEY MARKET PORTFOLIO]



Commercial Paper                44.1%
Certificates of Deposits        40.1%
Treasuries                       8.8%
Repurchase Agreements            7.0%

397 days or less. Such relatively short maturities allow the Portfolio to adjust quickly to changing interest rates.


SECURITY SELECTION CRITERIA

Portfolio managers employ specific guidelines for determining buy-and-sell opportunities. For corporate paper, the selection process generally includes the following criteria:

Issuer should have a long-term debt rating of "A" or higher from at least two major credit rating agencies

- Cash flow from operations to short-term debt should be 100% or higher
- Short-term debt-to-capital ratio should be 15% or lower
- Issuer's standard deviation of cash flow growth should be 8.5 or lower
- Profitability ratios should be positive and trending higher
- Total debt-to-capital ratio should be 35% or lower

Through investing in a portfolio of high quality, short-term securities, the Franklin Cash Reserves Fund is designed to provide a high level of credit safety combined with a stable net asset value.(2) As a result, investors often use the Fund for qualified retirement assets, as well as monies held in fiduciary, advisory and custodial capacities. Its competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations and trust companies.(3)




(2.) An investment in the Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

(3.) Regulated investors should review their applicable investment restrictions to determine whether the fund is a permissible investment.

PERFORMANCE SUMMARY



During the second half of 1998, the Federal Reserve Board cut the federal funds target rate to 4.75%. The interest rate environment over the last six months was reflected in the Fund's seven-day yield, which began the period at 4.85% on June 30, 1998 and finished at 4.42%, as of December 31, 1998. The average weighted maturity of 56 days was maintained throughout the period even with the adverse conditions.

The graph to the right illustrates how the total returns for the Franklin Cash Reserves Fund performed against its benchmark, the Lipper Institutional Money Market Funds Index for the one- and three-year periods ended December 31, 1998.



                   [BAR CHART - FRANKLIN CASH RESERVES FUND]


FRANKLIN CASH RESERVES FUND
Total Return Index Comparison (4)
Periods Ended December 31, 1998

           Franklin Cash                                   Lipper Institutional
           Reserves Fund                                    Money Market Funds
           --------------                                  ---------------------
1-Year        5.03%                                               5.30%

3-Years      16.11%                                              16.69%





PERFORMANCE FIGURES
PERIOD ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

7-Day Current Yield:                                                       4.42%
7-Day Effective Yield:                                                     4.52%
Average Weighted Maturity:                                               56 days


4. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1998, there were 200 funds in the institutional money market category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.





Past performance is not predictive of future results.
                                                                               7

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights

                                                            SIX MONTHS ENDED                  YEAR ENDED JUNE 30,
                                                            DECEMBER 31, 1998   ---------------------------------------------
                                                               (UNAUDITED)         1998         1997       1996          1995
                                                            -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................       $    1.00       $    1.00    $   1.00    $   1.00     $   1.00
                                                            -----------------------------------------------------------------
Income from investment operations - net investment income            .024            .051        .050        .052         .052
Less distributions from net investment income ...........           (.024)          (.051)      (.050)      (.052)       (.052)
                                                            -----------------------------------------------------------------
Net asset value, end of period ..........................       $    1.00       $    1.00    $   1.00    $   1.00     $   1.00
                                                            =================================================================

Total return* ...........................................            2.39%           5.28%       5.11%       5.35%        5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................       $ 141,685       $ 119,585    $ 76,510    $ 30,381     $ 14,545
Ratios to average net assets:
 Expenses(1) ............................................             .77%**          .50%        .50%        .49%         .40%
 Expenses excluding waiver and payments by affiliate(1) .             .78%**          .77%        .69%        .73%         .79%
 Net investment income ..................................            4.72%**         5.14%       5.00%       5.10%        5.69%






*   Total return is not annualized.
**  Annualized
(1) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

8
                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)



                                                                  SHARES        VALUE
-----------------------------------------------------------------------------------------
MUTUAL FUNDS 90.9%
The Money Market Portfolio (Note 1) (COST $128,722,090) ....   128,722,090   $128,722,090
OTHER ASSETS, LESS LIABILITIES 9.1% ........................                   12,963,144
                                                                             ------------
NET ASSETS 100.0% ..........................................                 $141,685,234
                                                                             ============




                                                                               9
                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)


Assets:
 Investments in securities, at value and cost ...........           $128,722,090
 Receivables for capital shares sold ....................             14,034,245
                                                                    ------------
     Total assets .......................................            142,756,335
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed ...............................                966,428
  Affiliates ............................................                101,830
 Other liabilities ......................................                  2,843
                                                                    ------------
     Total liabilities ..................................              1,071,101
                                                                    ------------
Net assets, at value ....................................           $141,685,234
                                                                    ============
Shares outstanding ......................................            141,685,234
                                                                    ============
Net asset value per share ...............................           $       1.00
                                                                    ============



10
                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)


Investment income:
 Dividends ..................................................         $3,636,198
                                                                      ----------
Expenses:
 Administrative fees (Note 3) ...............................         $  171,418
 Distribution fees (Note 3) .................................            171,418
 Transfer agent fees (Note 3) ...............................             60,983
 Custodian fees .............................................                491
 Reports to shareholders ....................................              3,948
 Registration and filing fees ...............................              9,432
 Professional fees ..........................................              2,942
 Trustees' fees and expenses ................................              3,301
 Other ......................................................                384
                                                                      ----------
     Total expenses .........................................            424,317
                                                                      ----------
      Net investment income .................................          3,211,881
                                                                      ----------
Net increase in net assets resulting from operations ........         $3,211,881
                                                                      ==========


                                                                              11
                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1998


                                                                    SIX MONTHS               YEAR
                                                                      ENDED                  ENDED
                                                                DECEMBER 31, 1998       JUNE 30, 1998
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................       $   3,211,881        $   6,018,398
 Distributions to shareholders from net investment income .          (3,211,881)          (6,018,398)
 Capital share transactions (Note 2) ......................          22,100,651           43,074,366
                                                                  -------------        -------------
    Net increase in net assets ............................          22,100,651           43,074,366
Net assets (there is no undistributed net investment income
at beginning or end of period):
 Beginning of period ......................................         119,584,583           76,510,217
                                                                  -------------        -------------
 End of period ............................................       $ 141,685,234        $ 119,584,583
                                                                  =============        =============


12
                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to provide a high level of current income consistent with preservation of capital.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.


a. SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 1998, the Fund owns 4.87% of the Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (Unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                           SIX MONTHS           YEAR
                                              ENDED             ENDED
                                        DECEMBER 31, 1998   JUNE 30, 1998
                                        ---------------------------------
         Shares sold .................    $ 151,579,571     $ 326,338,904
         Shares issued in reinvestment
          of distributions ...........        3,193,435         5,965,145
         Shares redeemed .............     (132,672,355)     (289,229,683)
                                          -------------     -------------
         Net increase ................    $  22,100,651     $  43,074,366
                                          =============     =============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of The Money Market Portfolios.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO


                                                 SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 1998  ---------------------------------------------------------
                                                    (UNAUDITED)         1998            1997          1996            1995
                                                 ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $      1.00      $      1.00    $      1.00   $      1.00      $      1.00
                                                   -----------      -----------    -----------   -----------      -----------
Income from investment operations -
 net investment income ........................           .027             .055           .053          .055             .053
Less distributions from net investment income .          (.027)           (.055)         (.053)        (.055)           (.053)
                                                   -----------      -----------    -----------   -----------      -----------
Net asset value, end of period ................    $      1.00      $      1.00    $      1.00   $      1.00      $      1.00
                                                   ===========      ===========    ===========   ===========      ===========

Total return* .................................           2.71%            5.64%          5.47%         5.66%            5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $ 2,644,509      $ 2,043,629    $ 1,773,546   $ 1,550,085      $ 1,305,574
Ratios to average net assets:
 Expenses .....................................            .15%**           .15%           .15%          .15%             .15%
 Expenses excluding waiver and payments
  by affiliate ................................            .16%**           .16%           .16%          .16%             .16%
 Net investment income ........................           5.33%**          5.50%          5.34%         5.50%            5.42%



                                                   Year Ended
                                                    June 30,
                                                    ---------
                                                      1994
                                                    ---------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $    1.00
                                                    ---------
Income from investment operations -
 net investment income ........................          .033
Less distributions from net investment income .         (.033)
                                                    ---------
Net asset value, end of period ................     $    1.00
                                                    =========

Total return* .................................          3.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............     $ 219,189
Ratios to average net assets:
 Expenses .....................................           .15%
 Expenses excluding waiver and payments
  by affiliate ................................           .17%
 Net investment income ........................          3.25%


*  Total return is not annualized.
** Annualized


                                                                              15
                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)



                                                                                              PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                   AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 8.7%
   Nations Bank NA, 4.98% - 5.12%, 4/07/99 - 6/10/99 ..................................    $  100,000,000    $  100,002,936
   NBD Bank, 5.10% - 5.15%, 2/10/99 - 3/15/99 .........................................        50,000,000        50,000,776
   Wachovia Bank NA, 5.18% - 5.60%, 1/07/99 - 3/05/99 .................................        80,000,000        80,000,060
                                                                                                             --------------
   TOTAL BANK NOTES (COST $230,003,772) ...............................................                         230,003,772
                                                                                                             --------------
   CERTIFICATES OF DEPOSIT 39.8%
   ABN-AMRO Bank NV, Chicago Branch, 4.93% - 5.72%, 2/24/99 - 6/07/99 .................        90,300,000        90,308,459
   Australia & New Zealand Banking Group, New York Branch, 5.625%, 1/11/99 ............        25,000,000        25,000,000
   Bank of Nova Scotia, Portland Branch, 5.08% - 5.51%, 1/05/99 - 3/22/99 .............       100,000,000       100,000,000
   Barclays Bank PLC, New York Branch, 5.53%, 2/23/99 .................................         9,500,000         9,502,454
   Bayerische Landesbank, New York Branch, 4.98% - 5.55%, 1/29/99 - 6/25/99 ...........        70,000,000        70,006,358
   Bayerische Vereinsbank, New York Branch, 4.95% - 5.33%, 1/04/99 - 6/29/99 ..........        80,000,000        80,000,000
   Commerzbank AG, New York Branch, 5.43%, 1/19/99 - 1/26/99 ..........................        50,000,000        50,000,293
   Credit Agricole, New York Branch, 5.08% - 5.74%, 3/10/99 - 4/26/99 .................        47,300,000        47,332,968
   Den Danske Bank, New York Branch, 5.10% - 5.41%, 1/19/99 - 3/11/99 .................        50,000,000        50,001,069
   Deutsche Bank AG, New York Branch, 5.62% - 5.685%, 2/26/99 - 6/03/99 ...............        40,000,000        40,013,839
   Dresdner Bank AG, New York Branch, 4.96% - 5.34%, 2/16/99 - 2/19/99 ................        75,000,000        75,007,008
   Landesbank Hessen Thuringen, New York Branch, 5.27%, 1/12/99 .......................        25,000,000        25,000,038
   National Westminster Bank PLC, New York Branch, 5.22% - 5.745%, 1/13/99 - 4/06/99 ..        65,000,000        64,986,898
   Rabobank Nederland NV, New York Branch, 4.95% - 5.64%, 1/04/99 - 7/30/99 ...........       100,500,000       100,502,880
   Royal Bank of Canada, New York Branch, 5.68%, 3/29/99 ..............................        50,000,000        50,012,578
   Societe Generale, New York Branch, 5.58%, 1/22/99 ..................................        25,000,000        24,998,921
   Swiss Bank Corp., New York Branch, 5.81%, 4/29/99 ..................................        25,000,000        24,996,906
   Toronto Dominion Bank, New York Branch, 5.62%, 1/25/99 .............................        25,000,000        25,000,000
   UBS AG, New York Branch, 5.12%, 5/05/99 ............................................        25,000,000        25,000,000
   Westdeutsche Landesbank, New York Branch, 5.18% - 5.64%, 2/04/99 - 2/05/99 .........        60,000,000        60,013,745
   Westpac Banking Corp., New York Branch, 5.55%, 1/20/99 .............................        15,000,000        14,998,761
                                                                                                             --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,052,683,175) ................................                       1,052,683,175
                                                                                                             --------------
(a)COMMERCIAL PAPER 43.7%
   Abbey National North America, 5.05% - 5.12%, 2/03/99 - 2/09/99 .....................        55,000,000        54,718,542
   American Express Credit Corp., 5.00% - 5.05%, 1/07/99 - 3/03/99 ....................        75,000,000        74,744,410
   Associates Corp. of North America, 5.05% - 5.35%, 1/06/99 - 2/11/99 ................       105,000,000       104,648,188
   Barclays U.S. Funding Corp., 5.10%, 1/27/99 ........................................        25,000,000        24,907,917
   Canadian Imperial Holdings, Inc., 4.94% - 5.04%, 1/28/99 - 4/12/99 .................        50,000,000        49,559,014
   Chevron U.K. Investment PLC, 5.34%, 1/19/99 ........................................        10,000,000         9,973,300
   CIESCO LP, 5.35%, 1/21/99 - 1/22/99 ................................................        50,000,000        49,847,674
   Commonwealth Bank of Australia, 4.99% - 5.07%, 3/04/99 - 4/01/99 ...................        65,000,000        64,313,778
   Cregem North America Inc., 5.06%, 3/24/99 - 3/25/99 ................................        50,000,000        49,420,208
   General Electric Capital Corp., 4.92% - 5.44%, 1/14/99 - 5/04/99 ...................       105,000,000       104,307,958
   International Lease Finance Corp., 5.12%, 2/01/99 ..................................         5,000,000         4,977,956
   International Nederlanden (U.S.) Funding Corp., 5.06% - 5.10%, 2/12/99 - 3/30/99 ...        95,000,000        94,221,701
   J.P. Morgan & Co. Inc., 4.90% - 5.01%, 3/17/99 - 6/28/99 ...........................        75,000,000        73,783,451
   Lloyds Bank PLC, 5.18%, 1/21/99 ....................................................        25,000,000        24,928,056
   Morgan Stanley Dean Witter & Co., 5.34%, 1/13/99 ...................................        25,000,000        24,955,500
   National Rural Utilities Cooperative Finance Corp., 5.03% - 5.09%, 1/27/99 - 3/19/99        64,000,000        63,496,486
   Procter & Gamble Co., 5.28%, 1/11/99 ...............................................        15,068,000        15,045,900
   Province of British Columbia, 4.90% - 5.29%, 3/08/99 - 6/16/99 .....................        35,000,000        34,467,117

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED) (CONT.)


                                                                                  PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                       AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Royal Bank of Canada, 5.46%, 1/15/99 ...................................    $   25,000,000    $   24,946,917
   Svenska Handelsbanken Inc., 5.05%, 1/20/99 .............................        25,000,000        24,933,368
   Toronto Dominion Holdings USA Inc., 4.83%, 6/14/99 .....................        25,000,000        24,449,917
   Toyota Motor Credit Corp., 5.08%, 2/02/99 ..............................        25,000,000        24,887,111
   UBS Finance (DE) Inc., 4.88% - 5.47%, 1/14/99 - 5/24/99 ................        60,000,000        59,647,628
   Westpac Capital Corp., 4.80% - 4.96%, 2/08/99 - 5/10/99 ................        75,000,000        74,144,776
                                                                                                 --------------
   TOTAL COMMERCIAL PAPER (COST $1,155,326,873) ...........................                       1,155,326,873
                                                                                                 --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $2,438,013,820) ...                       2,438,013,820
                                                                                                 --------------
   REPURCHASE AGREEMENTS 7.0%
   J.P. Morgan Securities Inc., 4.75%, 1/04/99 (Maturity Value $94,329,759)
    Collateralized by U.S. Treasury Notes .................................        94,280,000        94,280,000
   Morgan Stanley & Co. Inc., 4.65%, 1/04/99 (Maturity Value $90,086,521)
    Collateralized by U.S. Treasury Notes .................................        90,040,000        90,040,000
                                                                                                 --------------
   TOTAL REPURCHASE AGREEMENTS (COST $184,320,000) ........................                         184,320,000
                                                                                                 --------------
   TOTAL INVESTMENTS (COST $2,622,333,820) 99.2% ..........................                       2,622,333,820
   OTHER ASSETS, LESS LIABILITIES .8% .....................................                          22,175,079
                                                                                                 --------------
   NET ASSETS 100.0% ......................................................                      $2,644,508,899
                                                                                                 ==============


(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

                                                                              17
                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                 SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 1998   ------------------------------------------------------------
                                                    (UNAUDITED)        1998        1997          1996         1995         1994
                                                 --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $    1.00        $    1.00   $    1.00    $    1.00    $    1.00    $    1.00
                                                   ---------        ---------   ---------    ---------    ---------    ---------
Income from investment operations -
 net investment income ........................         .026             .054        .052         .054         .052         .032
Less distributions from net investment income .        (.026)           (.054)      (.052)       (.054)       (.052)       (.032)
                                                   ---------        ---------   ---------    ---------    ---------    ---------
Net asset value, end of period ................    $    1.00        $    1.00   $    1.00    $    1.00    $    1.00    $    1.00
                                                   =========        =========   =========    =========    =========    =========

Total return* .................................         2.59%            5.53%       5.34%        5.55%        5.32%        3.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............    $ 292,833        $ 263,226   $ 285,629    $ 285,701    $ 474,654    $ 218,548
Ratios to average net assets:
 Expenses .....................................          .15%**           .15%        .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments
  by affiliate ................................          .16%**           .16%        .16%         .17%         .16%         .17%
 Net investment income ........................         5.10%**          5.40%       5.20%        5.45%        5.25%        3.20%



*  Total return is not annualized.
** Annualized

18
                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (UNAUDITED)



                                                                                                PRINCIPAL
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                             AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES 19.0%
U.S. Treasury Notes, 7.00%, 4/15/99 ......................................................    $  5,000,000    $  5,019,736
U.S. Treasury Notes, 6.00%, 8/15/99 ......................................................      10,000,000      10,045,392
U.S. Treasury Notes, 5.875%, 8/31/99 .....................................................      15,000,000      15,107,475
U.S. Treasury Notes, 6.875%, 8/31/99 .....................................................      20,000,000      20,227,562
U.S. Treasury Notes, 7.125%, 9/30/99 .....................................................       5,000,000       5,081,996
                                                                                                              ------------
TOTAL GOVERNMENT SECURITIES (COST $55,482,161) ...........................................                      55,482,161
                                                                                                              ------------
REPURCHASE AGREEMENTS 80.7%
Barclays Capital Inc., 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Bear, Stearns & Co. Inc., 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Chase Securities Inc., 4.50%, 1/04/99 (Maturity Value $15,007,500)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
CIBC Oppenheimer Corp., 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Donaldson, Lufkin & Jenrette Securities Corp., 5.00%, 1/04/99 (Maturity Value $15,008,333)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Dresdner Kleinwort Benson, North America LLC, 4.25%, 1/04/99 (Maturity Value $15,007,083)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
J.P. Morgan Securities Inc., 4.65%, 1/04/99 (Maturity Value $13,186,810)
 Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ..............................      13,180,000      13,180,000
J.P. Morgan Securities Inc., 4.75%, 1/04/99 (Maturity Value $30,015,833)
 Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ..............................      30,000,000      30,000,000
Merrill Lynch Government Securities Inc., 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Morgan Stanley & Co. Inc., 4.65%, 1/04/99 (Maturity Value $43,202,310)
 Collateralized by U.S. Treasury Bills, U.S. Treasury Notes ..............................      43,180,000      43,180,000
NationsBanc Montgomery Securities LLC, 4.70%, 1/04/99 (Maturity Value $15,007,833)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Paribas Corp., 4.85%, 1/04/99 (Maturity Value $15,008,083)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
Warburg Dillon Read LLC, 4.75%, 1/04/99 (Maturity Value $15,007,917)
 Collateralized by U.S. Treasury Notes ...................................................      15,000,000      15,000,000
                                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS (COST $236,360,000) ..........................................                     236,360,000
                                                                                                              ------------
TOTAL INVESTMENTS (COST $291,842,161) 99.7% ..............................................                     291,842,161
OTHER ASSETS, LESS LIABILITIES .3% .......................................................                         990,881
                                                                                                              ------------
NET ASSETS 100.0% ........................................................................                    $292,833,042
                                                                                                              ============


                                                                              19
                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)


                                                                       THE U.S.
                                                                     GOVERNMENT
                                                                     SECURITIES
                                                   THE MONEY        MONEY MARKET
                                                MARKET PORTFOLIO      PORTFOLIO
                                                ---------------------------------
Assets:
 Investments in securities, at value and cost    $2,438,013,820    $   55,482,161
 Repurchase agreements, at value and cost ...       184,320,000       236,360,000
 Cash .......................................             5,393             5,533
 Receivables:
  Capital shares sold .......................         1,360,142              --
  Interest ..................................        21,437,673         1,190,077
                                                 --------------    --------------
    Total assets ............................     2,645,137,028       293,037,771
                                                 --------------    --------------
Liabilities:
 Payables:
  Capital shares redeemed ...................           229,548           142,262
  Affiliates ................................           317,855            39,317
 Other liabilities ..........................            80,726            23,150
                                                 --------------    --------------
    Total liabilities .......................           628,129           204,729
                                                 --------------    --------------
Net assets, at value ........................    $2,644,508,899    $  292,833,042
                                                 ==============    ==============
Shares outstanding ..........................     2,644,508,899       292,833,042
                                                 ==============    ==============
Net asset value per share ...................    $         1.00    $         1.00
                                                 ==============    ==============


20
                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)




                                                                                 THE U.S.
                                                                                GOVERNMENT
                                                                                SECURITIES
                                                           THE MONEY           MONEY MARKET
                                                        MARKET PORTFOLIO        PORTFOLIO
                                                        ----------------       ------------

Investment income:
 Interest ............................................     $ 68,305,549        $  7,829,666
                                                           ------------        ------------
Expenses:
 Management fees (Note 3) ............................        1,881,196             225,450
 Custodian fees ......................................            9,186               1,415
 Reports to shareholders .............................            2,865                 477
 Professional fees ...................................           27,417               4,635
 Trustees' fees and expenses .........................            3,522                 556
 Other ...............................................           48,613               6,994
                                                           ------------        ------------
  Total expenses .....................................        1,972,799             239,527
  Expenses waived/paid by affiliate (Note 3) .........          (89,633)            (14,063)
                                                           ------------        ------------
      Net expenses ...................................        1,883,166             225,464
                                                           ------------        ------------
       Net investment income .........................       66,422,383           7,604,202
                                                           ------------        ------------
Net realized gain from investments ...................            9,343                --
                                                           ------------        ------------
Net increase in net assets resulting from operations .     $ 66,431,726        $  7,604,202
                                                           ============        ============

                       See notes to financial statements.                     21

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 1998 (unaudited) and the year ended June 30, 1998



                                                                                            THE U.S. GOVERNMENT SECURITIES
                                                   THE MONEY MARKET PORTFOLIO                    MONEY MARKET PORTFOLIO
                                              --------------------------------------      ---------------------------------------
                                              SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED          YEAR ENDED
                                              DECEMBER 31, 1998       JUNE 30, 1998       DECEMBER 31, 1998        JUNE 30, 1998
                                              -----------------       ---------------     -----------------       ---------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................  $    66,422,383        $   108,653,664       $     7,604,202       $    14,190,444
  Net realized gain from investments ........            9,343                   --                    --                    --
                                               ---------------        ---------------       ---------------       ---------------
    Net increase in net assets resulting
     from operations ........................       66,431,726            108,653,664             7,604,202            14,190,444
 Distributions to shareholders from
  net investment income .....................      (66,431,726)+         (108,653,664)           (7,604,202)          (14,190,444)
 Capital share transactions (Note 2) ........      600,879,596            270,083,314            29,606,664             4,597,201
                                               ---------------        ---------------       ---------------       ---------------
    Net increase in net assets ..............      600,879,596            270,083,314            29,606,664             4,597,201
Net assets (there is no undistributed net
 investment income at beginning or end of
 period):
  Beginning of period .......................    2,043,629,303          1,773,545,989           263,226,378           258,629,177
                                               ---------------        ---------------       ---------------       ---------------
  End of period .............................  $ 2,644,508,899        $ 2,043,629,303       $   292,833,042       $   263,226,378
                                               ===============        ===============       ===============       ===============


+Distributions were increased by a net realized gain from investments of $9,343.

22                   See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide a high level of current income consistent with preservation of capital. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)



2. SHARES OF BENEFICIAL INTEREST

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                 THE U.S.
                                                                GOVERNMENT
                                                                SECURITIES
                                           THE MONEY            MONEY MARKET
                                        MARKET PORTFOLIO         PORTFOLIO
                                        ----------------      ---------------
Six months ended December 31, 1998
 Shares sold.........................   $ 4,379,369,896       $   460,850,849
 Shares issued in reinvestment
 of distributions....................        66,431,528             7,604,453
 Shares redeemed.....................    (3,844,921,828)         (438,848,638)
                                        ---------------       ---------------
 Net increase........................   $   600,879,596       $    29,606,664
                                        ===============       ===============
Year ended June 30, 1998
 Shares sold........................    $ 5,690,107,931       $   963,956,819
 Shares issued in reinvestment
 of distributions...................        108,652,953            14,190,262
 Shares redeemed....................     (5,528,677,570)         (973,549,880)
                                        ---------------       ---------------
 Net increase.......................    $   270,083,314       $     4,597,201
                                        ===============       ===============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

At December 31, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                             PERCENTAGE OF
                                                              OUTSTANDING
                                             SHARES              SHARES
                                           ----------        -------------
Franklin Money Fund ....................  2,204,122,234          83.35%
Institutional Fiduciary Trust -
 Money Market Portfolio ................    206,805,583           7.82%
Institutional Fiduciary Trust -
 Franklin Cash Reserves Fund ...........    128,722,090           4.87%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund II ......    104,858,992           3.96%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                               PERCENTAGE OF
                                                                OUTSTANDING
                                                    SHARES        SHARES
                                                    ---------  -------------
        Institutional Fiduciary Trust -
         Franklin U.S. Government
          Securities Money Market Portfolio ....   139,387,867     47.60%
         Franklin Federal Money Fund ...........   153,445,175     52.40%

4. INCOME TAXES

At June 30, 1998, the Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2002 ...................................     $3,560
         2006 ...................................      1,161
                                                       -----
                                                      $4,721
                                                      ======

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.